Organization and Basis of Presentation (Details)	6 Months Ended
	Jun. 30, 2023 windTurbineInstallationVessel	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Wind turbine installation vessels	5
Merger of Cadeler and Eneti | Forecast
Property, Plant and Equipment [Line Items]
Stock-for-stock, exchange offer ratio		3.409
Former Cadeler Shareholders | Cadeler A/S | Merger of Cadeler and Eneti | Forecast
Property, Plant and Equipment [Line Items]
Estimated ownership of combined company, percentage		0.60
Former Eneti Shareholders | Cadeler A/S | Merger of Cadeler and Eneti | Forecast
Property, Plant and Equipment [Line Items]
Estimated ownership of combined company, percentage		0.40
Seajacks Scylla
Property, Plant and Equipment [Line Items]
Year built	2015
Seajacks Zaratan
Property, Plant and Equipment [Line Items]
Year built	2012
Seajacks Leviathan
Property, Plant and Equipment [Line Items]
Year built	2009
Seajacks Hydra
Property, Plant and Equipment [Line Items]
Year built	2014
Seajacks Kraken
Property, Plant and Equipment [Line Items]
Year built	2009